[DECHERT LLP LETTERHEAD]
February 3, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”) File Nos. 333-35883 and 811-08361 Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of Goldman Sachs Variable Insurance Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 22 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of making certain changes to the Prospectuses and Statement of Additional Information, including those necessary to comply with the new requirements of Form N-1A, for the Goldman Sachs Structured U.S. Equity Fund (formerly, “Goldman Sachs Capital Growth Fund”), Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund (formerly, “Goldman Sachs Growth and Income Fund”), Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Strategic International Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund, each a series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3459.
Very truly yours,
/s/ Reza Pishva
Reza Pishva